Long-Term Debt (Tables)	6 Months Ended
Jun. 30, 2015
Schedule of Debt [Table Text Block]
	06 - 30 - 2015	12 - 31 - 2014
Japanese yen term loan	203	234
Italy term loan	198	220
Malaysia term loan	3	5
Total long term debt	404	458
Less current portion	(117)	(116)
Total long-term portion	287	342

Schedule of f inancial instruments carried at fair value [Table Text Block]
	06 - 30 - 2015	12 - 31 - 2014

Investor Warrants	3,434	1,943
Placement Agent Warrants	155	148
Total	3,589	2,092
Less current portion	(67)	-
Total long-term portion	3,523	2,092

Long Term Debt Schedule 2 [Table Text Block]
	Amount	Maturation	Interest rate
EDAP Technomed Co. Ltd	10,000,000	March 31, 2015	0.10%
	55,000,000	June 30, 2018	1.80%
	10,000,000	June 30, 2018	0.10%

Long Term Debt Schedule 3 [Table Text Block]
	Amount	Maturation	Interest rate
EDAP Technomed Co. Ltd	55,000,000	June 30, 2018	1.80%
	10,000,000	June 30, 2018	0.10%

Schedule Of Long Term Debt Maturities [Table Text Block]
2015	52
2016	272
2017	1,709
2018	1,934
2019	27
Total	3,994